Fair Value Measurements - Acquired Assets, Assumed Liabilities and Stockholders' Equity Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Loans, net of discount	$ 371,538	$ 326,266	$ 108,666
Premises and equipment	17,065	17,612	6,074
Federal Home Loan Bank Stock	1,731	1,597	180
Deferred income taxes	6,240	6,426	2,782
Goodwill		9,500
Core Deposit Intangible		602
Accrued interest	1,109	1,048	613
Other assets	682	1,573	361
Deposits	103,852	111,020	36,253
FHLB Advances		27,500	0
Other Borrowings	1,600	1,427	0
Other liabilities	$ 4,589	7,833	$ 4,270
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale		44,372
Loans, net of discount		179,408
Premises and equipment		8,727
Federal Home Loan Bank Stock		1,540
Cash surrender value of bank owned life insurance		4,585
Deferred income taxes		2,095
Goodwill		9,500
Core Deposit Intangible		655
Accrued interest		685
Other assets		130
Deposits		225,927
FHLB Advances		31,480
Other Borrowings		3,285
Other liabilities		729
Preferred Stock		5,700
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale		44,372
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Loans, net of discount		179,408
Premises and equipment		8,727
Federal Home Loan Bank Stock		1,540
Cash surrender value of bank owned life insurance		4,585
Deferred income taxes		2,095
Goodwill		9,500
Core Deposit Intangible		655
Accrued interest		685
Other assets		130
Deposits		225,927
FHLB Advances		31,480
Other Borrowings		3,285
Other liabilities		729
Preferred Stock		$ 5,700